COMMITMENTS AND CONTINGENCIES - Leases (Details) - WILSON-DAVIS & CO., INC	Dec. 21, 2023	Oct. 16, 2023
Lease for the Salt Lake City office
COMMITMENTS AND CONTINGENCIES
Term of lease		3 years
Office Lease for the Denver office
COMMITMENTS AND CONTINGENCIES
Term of lease	1 year